Summary of Significant Accounting Policies and Recent Accounting Pronoucements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	5,900,000
Short-term investments	$ 127,039,000	$ 146,586,000
Long-term investments	30,057,000	46,033,000
Agent liability	75,300,000	71,300,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	125,200,000	137,600,000	109,100,000
Advertising costs	257,800,000	265,200,000	256,900,000
Income taxes receivable	74,791,000	41,397,000
Depreciation method used	Depreciation is provided using the straight-line method over the estimated useful life of the assets. U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2011, 2010 or 2009.
Accumulated amortization of deferred charges	9,600,000	11,900,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes receivable	73,700,000	39,800,000
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	15,500,000	15,300,000	14,300,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	11,600,000	11,600,000	12,800,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	25,816,000	26,624,000	8,372,000
Additions, net of recoveries	62,157,000	76,292,000	107,991,000
Deductions	(64,436,000)	(77,100,000)	(89,739,000)
Allowance for doubtful accounts, ending balance	23,537,000	25,816,000	26,624,000
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 38,900,000	$ 7,100,000